Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (1,092,696)	$ (565,140)
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Depreciation	65,104	38,800
Loss on investment in partnership	1,438	1,914
Write off of fixed assets	11,000	30,833
Bad debts	12,364	2,108
Changes in operating assets and liabilities:
Accounts receivable	(57,876)	(42,159)
Prepaid expense	(19,673)	(3,908)
Inventories	4,735	(287,310)
Other receivables	4,194	(15,950)
Accounts payable	(28,823)	68,843
Other payables and accrued liabilities	20,640	(349)
Customer deposits	5,708	4,508
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(1,073,884)	(767,810)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant, and equipment	(190,286)	(135,005)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(190,286)	(135,005)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short term borrowings	102,000	660,000
Principal repayments of short term borrowings	(193,000)	(498,500)
Proceeds from notes payable-related party	1,200,000	862,000
Repayments of notes payable-related party		(1,500)
Member's contributions		181,429
Member's withdrawals	(75,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,034,000	1,203,429
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(230,170)	300,614
CASH AND CASH EQUIVALENTS:
Beginning of year	375,429	74,816
End of year	145,259	375,429
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of notes payable-related party to member's contribution	330,000	973,500
Contribution of fixed assets and inventory by member	48,338
Cash paid during the years for:
Interest	8,101	23,512
Taxes